UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23622

 NAME OF REGISTRANT:                     ASYMmetric ETFs Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 158 East 126th Street
                                         Suite 304
                                         New York, NY 10035

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Corporation Service Company
                                         251 Little Falls Drive
                                         Wilmington, DE 19808

 REGISTRANT'S TELEPHONE NUMBER:          212-755-1970

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2020 - 06/30/2021


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

ASYMshares ASYMmetric 500 ETF
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         ASYMmetric ETFs Trust
By (Signature)       /s/ Darren Schuringa
Name                 Darren Schuringa
Title                President
Date                 08/30/2021